Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

a) related parties

Shanghai Xiyan Enterprise Management Center	Non-controlling shareholder of the Company’s subsidiary
Shanghai Diyi	Equity investee of the Company

b) Amount due from related parties

		As of December 31,
Name of Related Party	Nature	2024	2025
		RMB	RMB	US$
Shanghai Diyi	Account receivables	757	321	46
Shanghai Xiyan Enterprise Management Center	Deposit, Prepaid rent fee	45	—	—
		802	321	46

c) Amount due to related parties

		As of December 31,
Name of Related Party	Nature	2024	2025
		RMB	RMB	US$
Shanghai Diyi	Advance from Customer	7	—	—
		7	—	—

d) Revenues — Related Party

	For the years ended December 31,
Name of Related Party	2023	2024	2025
	RMB	RMB	RMB	US$
Shanghai Diyi	3,745	5,576	7,121	1,018
Shanghai Xiyan Enterprise Management Center	250	—	—	—
	3,995	5,576	7,121	1,018

e) Cost of revenues — Related Party

	For the years ended December 31,
Name of Related Party	2023	2024	2025
	RMB	RMB	RMB	US$
Shanghai Diyi	1,420	2,580	5,255	751

f) General and administrative expense — Lease expense

	For the years ended December 31,
Name of Related Party	2023	2024	2025
	RMB	RMB	RMB	US$
Shanghai Xiyan Enterprise Management Center	252	220	—	—